UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund:	BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 01/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.3%
UTI Worldwide, Inc.	111,800	$1,699,360
Airlines — 0.9%
Delta Air Lines, Inc.	221,800	5,851,084
Auto Components — 1.2%
Lear Corp.	51,841	4,011,975
Tenneco, Inc. (a)	63,859	3,388,997

		7,400,972
Automobiles — 0.4%
Thor Industries, Inc.	48,804	2,831,120
Biotechnology — 1.3%
Myriad Genetics, Inc. (a)(b)	332,627	8,109,446
Capital Markets — 0.5%
Federated Investors, Inc., Class B	118,800	3,221,856
Chemicals — 2.1%
Albemarle Corp.	80,200	5,308,438
Axiall Corp.	90,507	3,519,817
Huntsman Corp.	82,700	1,920,294
Rockwood Holdings, Inc.	46,927	2,968,133

		13,716,682
Commercial Banks — 6.4%
Associated Banc-Corp.	373,000	6,064,980
Bank of Hawaii Corp.	88,200	5,113,836
FirstMerit Corp.	230,200	5,170,292
Fulton Financial Corp.	358,700	4,379,727
Hancock Holding Co.	130,300	4,271,234
Huntington Bancshares, Inc.	421,200	3,706,560
TCF Financial Corp.	362,300	5,499,714
Webster Financial Corp.	203,200	5,667,248
Zions BanCorporation	43,300	1,228,421

		41,102,012
Commercial Services & Supplies — 1.9%
Pitney Bowes, Inc.	372,948	7,958,710
Quanta Services, Inc. (a)	140,800	4,253,568

		12,212,278
Computers & Peripherals — 1.7%
Diebold, Inc.	10,900	326,564
NCR Corp. (a)	179,425	6,557,984
NetApp, Inc.	97,800	3,795,618

		10,680,166
Construction & Engineering — 1.1%
KBR, Inc.	196,300	6,780,202
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	21,100	2,069,699
Common Stocks	Shares	Value
Consumer Finance — 1.0%
Discover Financial Services	55,200	$2,863,776
Springleaf Holdings, Inc. (a)	164,600	3,346,318

		6,210,094
Containers & Packaging — 2.0%
Owens-Illinois, Inc. (a)	166,400	5,289,856
Rock-Tenn Co., Class A	73,000	7,811,730

		13,101,586
Diversified Consumer Services — 1.7%
Apollo Group, Inc., Class A (a)(b)	298,858	7,976,520
Weight Watchers International, Inc. (b)	98,179	3,152,528

		11,129,048
Diversified Financial Services — 1.0%
ING US, Inc.	208,515	6,468,135
Electric Utilities — 3.6%
Hawaiian Electric Industries, Inc.	241,300	6,411,341
NV Energy, Inc.	93,800	2,226,812
PNM Resources, Inc.	233,500	5,585,320
Westar Energy, Inc.	292,600	9,249,086

		23,472,559
Electrical Equipment — 0.5%
AMETEK, Inc.	73,050	3,493,982
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. (a)	88,800	4,264,176
Ingram Micro, Inc., Class A (a)	171,181	3,966,264

		8,230,440
Energy Equipment & Services — 3.9%
Helix Energy Solutions Group, Inc. (a)	256,500	6,068,790
McDermott International, Inc. (a)(b)	513,600	3,631,152
Oil States International, Inc. (a)	41,100	4,464,693
Patterson-UTI Energy, Inc.	192,900	4,679,754
Superior Energy Services, Inc. (a)	235,200	6,310,416

		25,154,805
Food & Staples Retailing — 0.9%
Supervalu, Inc. (a)	803,000	5,645,090
Food Products — 2.6%
Flowers Foods, Inc.	169,525	4,295,764
Ingredion, Inc.	42,157	2,772,244
The J.M. Smucker Co.	23,930	2,661,255
Pinnacle Foods, Inc.	86,633	2,346,888
Tyson Foods, Inc., Class A	173,014	4,787,298

		16,863,449

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gas Utilities — 0.9%
UGI Corp.	145,700	$6,027,609
Health Care Equipment & Supplies — 4.1%
Alere, Inc. (a)	124,464	4,198,171
CareFusion Corp. (a)	276,467	10,718,625
Teleflex, Inc.	120,844	11,139,400

		26,056,196
Health Care Providers & Services — 1.0%
Owens & Minor, Inc.	177,225	6,631,760
Hotels, Restaurants & Leisure — 0.7%
Wyndham Worldwide Corp.	71,779	4,766,126
Household Durables — 1.9%
Jarden Corp. (a)	66,982	3,708,124
Lennar Corp., Class A	86,269	3,066,863
Mohawk Industries, Inc. (a)	42,806	5,668,370

		12,443,357
Household Products — 0.8%
Energizer Holdings, Inc.	52,867	5,186,781
Insurance — 5.9%
Alleghany Corp. (a)	4,832	1,958,989
American Financial Group, Inc.	48,100	2,706,106
Everest Re Group Ltd. (b)	39,400	6,057,356
Fidelity National Financial, Inc., Class A	118,100	3,324,515
The Hanover Insurance Group, Inc.	64,100	3,752,414
HCC Insurance Holdings, Inc.	63,900	2,917,035
Kemper Corp.	120,493	4,460,651
Old Republic International Corp.	310,200	5,208,258
Protective Life Corp.	45,935	2,116,685
W.R. Berkley Corp.	126,100	5,537,051

		38,039,060
Internet Software & Services — 1.2%
AOL, Inc.	211,300	7,657,512
IT Services — 0.5%
Amdocs Ltd.	75,200	2,891,440
Leisure Equipment & Products — 0.7%
Mattel, Inc.	107,963	4,790,318
Machinery — 5.2%
AGCO Corp.	36,100	2,107,518
Crane Co.	49,276	3,129,026
Dover Corp.	68,500	6,287,615
Joy Global, Inc.	23,500	1,333,625
Kennametal, Inc.	67,900	3,123,400
Parker Hannifin Corp.	57,400	6,699,728
SPX Corp.	69,700	6,322,487
Timken Co.	79,200	4,182,552

		33,185,951
Common Stocks	Shares	Value
Media — 1.4%
Tribune Co. (a)	139,211	$9,320,176
Metals & Mining — 1.8%
Carpenter Technology Corp.	52,800	3,132,624
Cliffs Natural Resources, Inc.	42,500	1,091,400
Steel Dynamics, Inc.	404,900	7,276,053

		11,500,077
Multi-Utilities — 3.5%
Alliant Energy Corp.	124,800	6,517,056
MDU Resources Group, Inc.	160,400	4,776,712
OGE Energy Corp.	169,600	6,258,240
TECO Energy, Inc.	276,300	4,744,071

		22,296,079
Oil, Gas & Consumable Fuels — 6.2%
Africa Oil Corp. (a)(b)	522,127	4,637,123
Antero Resources Corp. (a)	12,400	700,476
Athlon Energy, Inc. (a)	54,300	1,786,470
Bill Barrett Corp. (a)(b)	239,200	6,618,664
Oasis Petroleum, Inc. (a)	160,756	8,560,257
SM Energy Co.	116,600	10,331,926
Whiting Petroleum Corp. (a)	106,900	7,150,541

		39,785,457
Paper & Forest Products — 0.4%
MeadWestvaco Corp.	77,600	2,704,360
Personal Products — 0.7%
Coty, Inc., Class A	284,780	4,379,916
Pharmaceuticals — 1.7%
Hospira, Inc. (a)	261,879	10,611,337
Professional Services — 0.4%
Manpower, Inc.	35,600	2,780,360
Real Estate Investment Trusts (REITs) — 6.8%
American Campus Communities, Inc. (b)	269,571	9,316,374
BioMed Realty Trust, Inc. (b)	128,230	2,554,341
CommonWealth REIT	388,611	9,470,450
Corporate Office Properties Trust	321,153	7,900,364
DuPont Fabros Technology, Inc. (b)	199,089	4,947,362
Tanger Factory Outlet Centers (b)	268,568	9,359,595

		43,548,486
Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A (a)	469,238	9,506,762
Road & Rail — 0.9%
Con-way, Inc.	134,300	5,533,160
Semiconductors & Semiconductor Equipment — 1.9%
Microchip Technology, Inc.	81,500	3,501,240
RF Micro Devices, Inc. (a)	914,733	4,802,348

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Skyworks Solutions, Inc. (a)(b)	158,100	$4,075,818

		12,379,406
Software — 4.2%
Check Point Software Technologies Ltd. (a)	101,400	5,883,228
Compuware Corp.	155,900	1,665,012
Electronic Arts, Inc. (a)	66,800	1,753,500
Informatica Corp. (a)	89,300	3,446,980
PTC, Inc. (a)	192,500	5,336,100
Synopsys, Inc. (a)	88,900	3,240,405
TIBCO Software, Inc. (a)	228,700	5,616,872

		26,942,097
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A	118,235	4,431,448
Dick’s Sporting Goods, Inc.	58,956	3,137,049
Foot Locker, Inc.	82,941	2,878,052
OfficeMax, Inc.	363,863	5,450,668
Staples, Inc.	282,000	4,545,840

		20,443,057
Textiles, Apparel & Luxury Goods — 2.3%
Deckers Outdoor Corp. (a)	85,942	5,915,388
Hanesbrands, Inc.	51,543	3,511,109
PVH Corp.	44,153	5,500,139

		14,926,636
Thrifts & Mortgage Finance — 2.2%
First Niagara Financial Group, Inc.	433,500	4,781,505
Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
New York Community Bancorp, Inc.	593,500	$9,620,635

		14,402,140
Total Long-Term Investments (Cost — $489,066,472) — 98.6%		634,179,681

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.04% (c)(d)	11,164,664	11,164,664
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$50,820	50,820,151
Total Short-Term Securities (Cost — $61,984,815) — 9.6%		61,984,815
Total Investments (Cost — $551,051,287*) — 108.2%		696,164,496
Liabilities in Excess of Other Assets — (8.2)%		(52,908,841)

Net Assets — 100.0%		$643,255,655

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$554,712,906

Gross unrealized appreciation	$152,671,282
Gross unrealized depreciation	(11,219,692)

Net unrealized appreciation	$141,451,590

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2013	Net Activity	Shares/Beneficial Interest Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	11,116,978	47,686	11,164,664	$4,998
BlackRock Liquidity Series, LLC, Money Market Series	$43,639,391	$7,180,760	$50,820,151	$85,774

(d)	Represents the current yield as of report date.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2013	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

REIT             Real Estate Investment Trust

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$634,179,681	—	—	$634,179,681
Short-Term Securities	11,164,664	$50,820,151	—	61,984,815

Total	$645,344,345	$50,820,151	—	$696,164,496

[1] See above Schedule of Investments for values in each sector.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, collateral on securities loaned at value of ($50,820,151) is categorized within the disclosure hierarchy as Level 2.

There were no transfers between levels during the period ended October 31, 2013.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

   Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 23, 2013
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 23, 2013